Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Basis of presentation
Basis of presentation and consolidation principles

These consolidated financial statements have been prepared in conformity with United States generally accepted accounting principles (or GAAP). They include the accounts of Teekay Corporation Ltd. (or Teekay), which is incorporated under the laws of Bermuda, its wholly-owned or controlled subsidiaries and any variable interest entities (or VIEs) of which Teekay is the primary beneficiary (collectively, the Company). Teekay's controlled subsidiaries include Teekay Tankers Ltd. (NYSE: TNK) (or Teekay Tankers). Teekay and its subsidiaries, other than Teekay Tankers, are referred to herein as Teekay Parent.

The preparation of these consolidated financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates. Significant intercompany balances and transactions have been eliminated upon consolidation.
Teekay’s significant non-wholly-owned subsidiary Teekay Tankers is publicly traded and consolidated in these financial statements. As of December 31, 2025, Teekay owned 30.8% of the share capital of Teekay Tankers (2024 – 31.0%), including Teekay Tankers' outstanding Class B common shares, which entitle the holders to five votes per share, subject to a 49% aggregate Class B Common share voting power maximum. Teekay maintains majority voting control of Teekay Tankers through its ownership of Class A common shares and Class B common shares.
Non-Controlling Interests
Non-Controlling Interests

Where Teekay’s ownership interest in a consolidated subsidiary is less than 100%, the non-controlling interests’ share of these non-wholly-owned subsidiaries is reported in the Company’s consolidated balance sheets as a separate component of equity. The non-controlling interests’ share of the net income of these non-wholly-owned subsidiaries is reported in the Company’s consolidated statements of income as a deduction from the Company’s net income to arrive at net income attributable to the shareholders of Teekay.

The basis for attributing net income or loss of each non-wholly-owned subsidiary to the controlling interest and the non-controlling interest is based on the relative ownership interests of the non-controlling interests compared to the controlling interest (Teekay). In periods when vessels were sold by Teekay Tankers that were previously purchased from wholly-owned subsidiaries of Teekay, the amount of the gain or loss from sale allocated to the controlling interest and non-controlling interest is adjusted to reflect the non-controlling interest’s share of the deferred gain or loss that was incurred when Teekay previously sold these vessels from its wholly-owned subsidiaries to its non-wholly-owned subsidiary Teekay Tankers. During 2025, 2024 and 2023, such vessel sales by Teekay Tankers resulted in increases (decreases) in net income of Teekay Tankers attributable to the non-controlling interest (controlling interest) of $11.1 million, $(10.1) million, and nil, respectively.

On December 31, 2024, Teekay Tankers acquired from Teekay its Australian operations and all of its management service companies not then owned by Teekay Tankers. As part of the transaction, Teekay transferred to Teekay Tankers its $6.0 million supplemental retirement defined contribution plan liability, which relates to the management service companies included in the acquisition (collectively, the Acquired Operations). The amount of this liability was deducted from the purchase price for Teekay's Australian operations and Teekay's management service companies. As a result of the acquisition, Teekay Tankers recorded an equity distribution of $61.4 million in equity and Teekay deferred the associated unrecognized gain.

When Teekay’s non-wholly-owned subsidiaries declare dividends to their owners or require all of their owners to contribute capital to the non-wholly-owned subsidiaries, such amounts are paid to, or received from, each of the owners of the non-wholly-owned subsidiaries based on the relative ownership interests in the non-wholly-owned subsidiary. As such, any dividends paid to, or capital contributions received from, the non-controlling interests are reflected as a reduction (dividends) or an increase (capital contributions) in non-controlling interest in the Company’s consolidated balance sheets.

When Teekay’s non-wholly-owned subsidiaries issue additional equity interests to non-controlling interests, Teekay is effectively selling a portion of the non-wholly-owned subsidiaries. Consequently, the proceeds received by the subsidiaries from their issuance of additional equity interests are allocated between non-controlling interests and retained earnings in the Company’s consolidated balance sheets. The portion allocated to non-controlling interests on the Company’s consolidated balance sheets consists of the carrying value of the portion of the non-wholly-owned subsidiary that is effectively disposed of, with the remaining amount attributable to the controlling interests, which consists of the Company’s dilution gain or loss that is reflected in retained earnings.

Foreign currency
Foreign currency

The consolidated financial statements are stated in U.S. Dollars and the functional currency of the Company is the U.S. Dollar. Transactions involving other currencies during the year are converted into U.S. Dollars using the exchange rates in effect at the time of the transactions. At the balance sheet date, monetary assets and liabilities that are denominated in currencies other than the U.S. Dollar are translated to reflect the year-end exchange rates. Resulting gains or losses are reflected in other - net in the accompanying consolidated statements of income.

Revenues
Revenues

The Company's time charters and voyage charters include both a lease component, consisting of the lease of the vessel, and a non-lease component, consisting of the operation of the vessel for the customer. The Company has elected not to separate the non-lease component from the lease component for all such charters where the lease component is classified as an operating lease and to account for the combined component as an operating lease.
Voyage charters

Revenues from voyage charters are recognized on a proportionate performance method. The Company uses a discharge-to-discharge basis in determining proportionate performance for all spot voyages that contain a lease and a load-to-discharge basis in determining proportionate performance for all spot voyages that do not contain a lease. The Company does not begin recognizing revenue until a charter has been agreed to by the customer and the Company, even if the vessel has discharged its cargo and is sailing to the anticipated load port on its next voyage. Revenues from the Company’s vessels performing voyage charters subject to revenue sharing agreements (or RSAs) follow the same revenue recognition policy as voyage charters not subject to RSAs. The difference between the net revenue earned by a vessel of the Company performing voyage charters subject to RSAs and its allocated share of the aggregate net contribution is reflected within voyage expenses. The consolidated balance sheets reflect in accrued revenue the accrued portion of revenues for those voyages that commence prior to the balance sheet date and complete after the balance sheet date. Voyage expenses incurred that are recoverable from the Company's customers in connection with its voyage charter contracts are reflected in voyage charter revenues and voyage expenses.

Time charters

The Company recognizes revenues from time charters accounted for as operating leases on a straight-line basis over the term of the charter as the applicable vessel operates under the charter. The Company does not recognize revenues during days that the vessel is off-hire. When the time charter contains a profit-sharing agreement or other variable consideration, the Company recognizes the profit-sharing or contingent revenues in the period in which the changes in facts and circumstances on which the variable charter hire payments are based occur. The consolidated balance sheets reflect in accrued receivables any accrued revenue, and in deferred revenue the deferred portion of revenues which will be earned in subsequent periods.

If collectability of the time-charter hire receipts from time charters accounted for as operating leases is not probable, revenue that would have otherwise been recognized is limited to the amount collected from the charterer.

Other revenues
Other revenues are earned from the offshore ship-to-ship transfer of crude oil and refined oil products, which are referred to as support operations. In addition, other revenues are earned from activities such as the management of vessels, procurement and equipment rental. The Company presents the reimbursement of expenditures it incurs to provide the promised goods or services as revenue if it controls such goods or services before they are transferred to the customer and presents such reimbursement of expenditures as an offset against the expenditures, if the Company does not control the goods or services before they are transferred to the customer. Other revenues from short-term contracts are recognized as services are completed based on percentage of completion or in the case of long-term contracts, are recognized over the duration of the contract period.
Operating expenses
Operating expenses

Voyage expenses are all expenses unique to a particular voyage, including fuel expenses, port fees, cargo loading and unloading expenses, canal tolls, agency fees and commissions. In addition, the difference between the net revenue earned by a vessel of the Company performing voyage charters subject to an RSA and its allocated share of the aggregate net contribution is reflected within voyage expenses. The Company, as shipowner, pays voyage expenses under voyage charters. The Company’s customers pay voyage expenses under time charters, except when the vessel is off-hire during the term of a time charter, in which case the Company pays voyage expenses. Voyage expenses are recognized when incurred.

Vessel operating expenses include crewing, repairs and maintenance, insurance, stores, lube oils, communication expenses and ship management services. The Company pays vessel operating expenses under both voyage and time charters. Vessel operating expenses are recognized when incurred.

Equity-based compensation
Equity-based compensation

The Company grants stock options and restricted stock units as incentive-based compensation to certain employees and directors. The Company measures the cost of such awards using the grant date fair value of the award and recognizes that cost, net of estimated forfeitures, over the requisite service period, which generally equals the vesting period. Grants to employees follow a graded three-year vesting schedule with expenses recognized over three years, or accelerated, if the recipient meets certain retirement eligibility criteria. The Company also grants restricted stock units and stock options to non-management directors, which fully vest upon grant date and are expensed immediately. Please see Note 12 – Share Capital for additional information about equity-based compensation.

Cash and cash equivalents
Cash and cash equivalents

The Company classifies all highly liquid investments with an original maturity date of three months or less as cash and cash equivalents.

Short-term investments

The Company makes short-term investments which are comprised of short-term debt securities issued by the United States government and time deposits from financial institutions with a range of maturity dates up to twelve months from the origination date. The short-term debt securities and time deposits with initial maturity dates of more than three months, but less than or equal to twelve months from the origination date are classified as short-term investments on the consolidated balance sheets. The Company classifies these investments as held-to-maturity investments, which are carried at amortized cost.

Marketable Securities, Policy
Marketable securities
The Company's investments in equity securities (other than those accounted for using the equity method or consolidated) are recognized at cost and measured subsequently at fair value on the consolidated balance sheets. The equity securities are presented in marketable securities in current assets in the Company's consolidated balance sheets. Unrealized holding gains and losses for these equity securities are included in earnings. As at December 31, 2025, the Company no longer holds any investments in equity securities.
Restricted cash
Restricted cash

The Company maintains restricted cash deposits for the purpose of acquiring EU allowances (or EUAs), which are presented as current on the consolidated balance sheets. For information about the EUAs, please see "Goodwill and intangible assets" in note 1. The Company also maintained restricted cash deposits for the purpose of entering into forward freight agreements (or FFAs), which were presented as current on the consolidated balance sheets. As at December 31, 2025, the Company no longer maintains restricted cash deposits relating to FFAs (note 10).

Accounts receivable and other loan receivables
Accounts receivable and other loan receivables

Accounts receivable are recorded at the invoiced amount and do not bear interest. The consolidated balance sheets reflect in accounts receivable, any amounts where the right to consideration is conditioned upon the passage of time, and, in accrued revenue, any accrued revenue where the right to consideration is conditioned upon something other than the passage of time.
The Company’s advances to its equity-accounted joint venture are recorded at cost. As at December 31, 2025, the advances to the Company's equity-accounted joint venture were fully repaid (note 5).
Inventory, Policy	Bunker and lube oil inventory Bunker and lube oil inventory is stated at the lower of cost and net realizable value. Cost is determined on a first-in, first-out basis.
Equity-accounted investments
Investments in equity-accounted joint ventures

The Company’s investments in equity-accounted joint ventures, in which the Company does not control the entity but has the ability to exercise significant influence over the operating and financial policies of the entity, are accounted for using the equity method of accounting. Under the equity method of accounting, investments are stated at initial cost and are adjusted for subsequent additional investments and the Company’s proportionate share of earnings or losses and distributions. The Company evaluates its equity-accounted joint venture investments for impairment when events or circumstances indicate that the carrying value of such investments may have experienced an other-than-temporary decline in value below its carrying value. If the investment in the equity-accounted joint venture is impaired and if its estimated fair value is less than the carrying value, the carrying value is written down to its estimated fair value and the resulting impairment is recorded in equity income on the Company's consolidated statements of income. The Company’s maximum exposure to loss is the amount it has invested in its equity-accounted joint venture and its proportionate share of guaranteed debt of the joint venture. As at December 31, 2025, the Company's investment in its equity-accounted joint venture was reduced to nil upon the Company's receipt of a cash distribution from the joint venture during 2025, and the joint venture no longer had any operational activities and is expected to be unwound during the first half of 2026 (note 5).

Vessels and equipment
Vessels and equipment

All pre-delivery costs incurred during the construction of newbuildings, including interest, supervision and technical costs, are capitalized. The acquisition cost and all costs incurred to restore used vessels purchased by the Company to the standard required to properly service the Company’s customers are capitalized.

Vessel capital modifications include the addition of new equipment or certain modifications to the vessel that are aimed at improving or increasing the operational efficiency and functionality of the asset. This type of expenditure is capitalized and depreciated over the estimated useful life of the modification. Expenditures covering recurring routine repairs or maintenance are expensed as incurred.

Depreciation is calculated on a straight-line basis over a vessel’s estimated useful life, less an estimated residual value. Depreciation for vessels is calculated using an estimated useful life of 25 years from the date the vessel is delivered from the shipyard, or a shorter period if regulations prevent the Company from operating the vessels for 25 years. Depreciation of vessels and equipment (excluding amortization of dry-docking costs and intangible assets) for the years ended December 31, 2025, 2024 and 2023 totaled $64.6 million, $70.0 million and $71.9 million, respectively.

Generally, the Company dry docks each vessel every two and a half years to five years. The Company capitalizes certain costs incurred during dry docking and amortizes those costs on a straight-line basis from the completion of a dry docking to the estimated completion of the next dry docking. The Company includes in capitalized dry docking those costs incurred as part of the dry dock to meet classification and regulatory requirements. The Company expenses costs related to routine repairs and maintenance performed during dry docking that do not improve or extend the useful lives of the assets. When significant dry-docking expenditures occur prior to the expiration of the original amortization period, the remaining unamortized balance of the original dry-docking cost is expensed in the month of the subsequent dry docking.
The following table summarizes the change in the Company’s capitalized dry-docking costs from January 1, 2023 to December 31, 2025:

	Year Ended December 31,
	2025 $	2024 $	2023 $
Balance at the beginning of the year	44,655	40,573	51,474
Cost incurred for dry docking	21,922	28,165	15,483
Dry-dock amortization	(21,702)	(23,182)	(25,245)
Sale of vessels	(15,381)	(901)	(1,139)
Balance at the end of the year	29,494	44,655	40,573

Vessels and equipment that are intended to be "held and used" in the Company's business are assessed for impairment when events or circumstances indicate the carrying value of the asset may not be recoverable. The Company’s evaluation of events or circumstances that may indicate impairment, include, amongst others, an assessment of the intended use of the assets and anticipated operating cash flows, which is primarily influenced by the estimate of future charter rates for the vessels. The Company did not identify any indicators of impairment as of December 31, 2025 for its vessels. If the asset’s net carrying value exceeds the estimated net undiscounted cash flows expected to be generated over its remaining useful life and the fair value of the asset is less than its carrying value, the carrying value of the asset is reduced to its estimated fair value. The estimated fair value for the Company’s impaired vessels is determined using appraised values or discounted cash flows. In cases where an active second-hand sale and purchase market exists, an appraised value is used to estimate the fair value of an impaired vessel. An appraised value is generally the amount the Company would expect to receive if it were to sell the vessel. The appraised values are provided by third parties where available or prepared by the Company based on second-hand sale and purchase market data. In cases where an active second-hand sale and purchase market does not exist, or in certain other cases, the Company uses a discounted cash flow approach to estimate the fair value of an impaired vessel.

Vessels and equipment that are “held for sale” are measured at the lower of their carrying value or fair value less costs to sell and are not depreciated while classified as held for sale. Interest and other expenses and related liabilities attributable to vessels and equipment classified as held for sale continue to be recognized as incurred.

Lease obligations and right-of-use assets
Lease obligations and right-of-use assets

For its chartered-in vessels and office leases, as of the lease commencement date, the Company recognizes a liability for its lease obligation, initially measured at the present value of lease payments not yet paid, and an asset for its right to use the underlying asset, initially measured equal to the lease liability and adjusted for lease payments made at or before lease commencement, lease incentives, and any initial direct costs. The discount rate used to determine the present value of the lease payments is the rate of interest that the Company would have to pay to borrow on a collateralized basis over a similar term for an amount equal to the lease payments in a similar economic environment. The initial recognition of the lease obligation and right-of-use asset excludes short-term leases for the Company's chartered-in vessels and office leases. Short-term leases are leases with an original term of one year or less, excluding those leases with an option to extend the lease for greater than one year or an option to purchase the underlying asset that the lessee is deemed reasonably certain to exercise. The initial recognition of this lease obligation and right-of-use asset excludes variable lease payments that are based on the usage or performance of the underlying asset and the portion of payments related to non-lease elements of vessel charters.

For those leases classified as operating leases, lease interest and right-of-use asset amortization in aggregate result in a straight-line expense profile that is presented in charter hire expense for vessels and general and administrative expense for office leases, unless the right-of-use asset becomes impaired.

For those leases classified as finance leases, the Company uses the effective interest rate method to subsequently account for the lease liability, whereby interest is recognized in interest expense in the Company's consolidated statements of income. For those leases classified as finance leases, the right-of-use asset is amortized on a straight-line basis over the remaining life of the vessel, with such amortization included in depreciation and amortization in the Company's consolidated statements of income. Variable lease payments that are based on the usage or performance of the underlying asset are recognized as an expense when incurred, unless achievement of a specified target triggers the lease payment, in which case an expense is recognized in the period when achievement of the target is considered probable.

The Company recognizes the expense from short-term leases and any non-lease components of vessels chartered in from other owners, on a straight-line basis over the firm period of the charters. The expense is included in charter hire expense for vessel charters and general and administrative expenses for office leases.

The Company has determined that its time charter-in contracts contain both a lease component (lease of the vessel) and a non-lease component (technical operation of the vessel). The Company has allocated the contract consideration between the lease component and non-lease component on a relative standalone selling price basis. The standalone selling price of the non-lease component has been determined using a cost-plus approach, whereby the Company estimates the cost to technically operate the vessel using cost benchmarking studies prepared by a third party, when available, or internal estimates when not available, plus a profit margin. The standalone selling price of the lease component has been determined using an adjusted market approach, whereby the Company calculates a rate excluding the operating component based on market time-charter rate information from published broker estimates, when available, or internal estimates when not available. Given that there are no observable standalone selling prices for either of these two components, judgment is required in determining the standalone selling price of each component.

The right-of-use asset is assessed for impairment when events or circumstances indicate the carrying amount of the asset may not be recoverable. If the right-of-use asset’s net carrying value exceeds the net undiscounted cash flows expected to be generated over its remaining useful life, the carrying amount of the right-of-use asset is reduced to its estimated fair value. The estimated fair value for the Company's impaired right-of-use assets from in-chartered vessels is determined using a discounted cash flow approach to estimate the fair value. Subsequent to an impairment, a right-of-use asset related to an operating lease is amortized on a straight-line basis over its remaining life.

Goodwill and intangible assets
Goodwill and intangible assets

Goodwill is not amortized but is reviewed for impairment at the reporting unit level on an annual basis or more frequently if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying value. A reporting unit is a component of the Company that constitutes a business for which discrete financial information is available and regularly reviewed by management. When goodwill is reviewed for impairment, the Company may elect to assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount, including goodwill. Alternatively, the Company may bypass this step and use a fair value approach to identify potential goodwill impairment and, when necessary, measure the amount of impairment. The Company uses a discounted cash flow model to determine the fair value of reporting units, unless there is a readily determinable fair market value. Goodwill impairment is measured as the amount by which a reporting unit’s carrying value exceeds its fair value, not to exceed the carrying value of goodwill.

Customer-related intangible assets are amortized over the expected duration that the customer relationships are estimated to contribute to the cash flows of the Company. The amount amortized each year is weighted based on the projected revenue to be earned as a result of the customer relationships. Intangible assets are assessed for impairment when and if impairment indicators exist. An impairment loss is recognized if the carrying amount of an intangible asset is not recoverable and its carrying amount exceeds its fair value. As at December 31, 2025, the customer-related intangible assets were fully amortized (note 6).

As of January 1, 2024, the European Union (or EU) expanded the existing European Union Emissions Trading System (or EU ETS) to the maritime industry. Under the EU ETS requirements, the Company acquires EUAs related to greenhouse gas emissions from its vessels and those third-party vessels subject to RSAs that trade to, from, and within the EU and European Economic Area. These EUAs are recorded as indefinite-lived intangible assets, which are not subject to amortization, and they are evaluated for impairment annually and whenever events and changes in circumstances indicate that the value of the assets may be impaired. EUAs purchased by the Company or received from charterers are initially recognized at cost based on their purchase price if acquired by the Company, or their fair value on date of receipt, if received from charterers. EUAs that are purchased for emissions related to a chartered-in vessel are submitted to the vessel owner, who bears the responsibility to surrender the EUAs for its vessels. The Company is required to surrender EUAs to cover its vessels' emissions during each annual reporting period through its Union Registry account in September of the year following the end of the reporting period. EUAs held by the Company are included in other current assets in the consolidated balance sheets, if required to be surrendered within one year of the balance sheet date, or otherwise in intangible assets.

Obligation related to EU ETS
Obligation related to EU ETS

As part of the EU ETS requirements, the Company records a liability and voyage expenses related to its emissions level. The measurement of both the liability and voyage expenses is determined on a first-in, first-out method based on the cost of the EUAs that are acquired by the Company. If the Company has insufficient EUAs to cover emissions of its vessels and third-party vessels subject to RSAs, an accrual representing the difference between the total emissions liability and the carrying value of the EUAs held by the Company is recorded based on the fair market value of an EUA that is traded on a regulated energy exchange at the end of the reporting period. The Company's obligation to surrender EUAs is included in accrued liabilities in the consolidated balance sheets, if required to be settled within one year of the balance sheet date, or otherwise in other long-term liabilities.

Debt issuance costs
Debt issuance costs

Debt issuance costs related to recognized debt liabilities, including fees, commissions and legal expenses, are deferred and presented as a direct deduction from the carrying amount of the debt liability. Debt issuance costs which are not attributable to a specific debt liability or where the debt issuance costs exceed the carrying value of the related debt liability (primarily undrawn revolving credit facilities) are deferred and presented as other non-current assets in the Company's consolidated balance sheets. Debt issuance costs are amortized using the effective interest rate method over the term of the relevant debt liability. Amortization of debt issuance costs is included in interest expense in the Company's consolidated statements of income.

Fees paid to substantially amend a non-revolving credit facility are associated with the extinguishment of the old debt instrument and included in determining the debt extinguishment gain or loss to be recognized. Other related costs incurred with third parties directly related to the extinguishment are deferred and presented as a direct reduction to the carrying amount of the replacement debt instrument and amortized using the effective interest rate method. In addition, any unamortized debt issuance costs are written off. If the amendment is considered not to be a substantial amendment, then the fees would be associated with the replacement or modified debt instrument and, along with any existing unamortized premium, discount and unamortized debt issuance costs, would be amortized as an adjustment of interest expense over the remaining term of the replacement or modified debt instrument using the effective interest method. Other costs incurred with third parties directly related to the modification, other than the loan amendment fee, are expensed as incurred.

Fees paid to amend a revolving credit facility are deferred and amortized over the term of the modified revolving credit facility. If the borrowing capacity of the revolving credit facility increases as a result of the amendment, unamortized debt issuance costs of the original revolving credit facility are amortized over the remaining term of the modified revolving credit facility. If the borrowing capacity of the revolving credit facility decreases as a result of the amendment, a proportionate amount (based on the reduction in borrowing capacity) of the unamortized debt issuance costs of the original revolving credit facility are written off and the remaining amount is amortized over the remaining term of the modified revolving credit facility.

Credit losses
Credit losses

The Company utilizes a lifetime expected credit loss measurement objective for the recognition of credit losses for loans to equity accounted joint ventures, guarantees of secured loan facilities of equity-accounted joint ventures, non-operating lease accounts receivable, contract assets and other receivables at the time the financial asset is originated or acquired. As at December 31, 2025, the loan to the Company's equity-accounted joint venture were fully repaid, and the Company's guarantee on 50% of the joint venture's outstanding loan balance was terminated (note 5). When the Company has expected credit losses, they are subsequently adjusted each period for changes in expected lifetime credit losses. The Company discontinues accrual of interest on financial assets if collection of required payments is no longer probable, and in those situations, recognizes payments received on non-accrual assets on a cash basis method, until collection of required payments becomes probable. The Company considers a financial asset to be past due when payment is not made within 30 days of it being owed, assuming there is no dispute or other uncertainty regarding the amount owing.

Expected credit loss provisions are presented on the consolidated balance sheets as a reduction to the carrying value of the related financial asset and as an other long-term liability for expected credit loss provisions that relate to guarantees of secured loan facilities of equity-accounted joint ventures. Changes in expected credit loss provisions are presented within other - net within the consolidated statements of income.
For charter contracts being accounted for as operating leases, if the remaining lease payments are no longer probable of being collected, any unpaid accounts receivable and any accrued revenue will be reversed against revenue and any subsequent payments will be recognized as revenue when collected until such time that the remaining lease payments are probable of being collected.
Asset retirement obligation
Asset retirement obligation

The Company had an asset retirement obligation (or ARO) relating to the recycling of the Petrojarl Foinaven FPSO unit in accordance with EU ship recycling regulations on completion of its last contract. The ARO was fully discharged in the third quarter of 2024, when the recycling of the Petrojarl Foinaven FPSO unit was completed.
The Company records the fair value of an ARO as a liability in the period when the obligation arises. The fair value of the ARO is measured using expected future cash outflows discounted at the Company’s credit-adjusted risk-free interest rate. When the liability is recorded, the Company capitalizes the cost by increasing the carrying amount of the related equipment. Each period, the liability is increased for the change in its present value, and the capitalized cost is depreciated over the useful life of the related asset. Changes in the amount or timing of the estimated ARO are recorded as an adjustment to the related asset and liability.
Income taxes
Income taxes

The Company accounts for income taxes using the liability method. Under the liability method, deferred tax assets and liabilities are recognized for the anticipated future tax effects of temporary differences between the consolidated financial statement basis and the tax basis of the Company’s assets and liabilities using the applicable jurisdictional tax rates. A valuation allowance for deferred tax assets is recorded when it is determined that it is more likely than not that some or all of the benefit from the deferred tax asset will not be realized.

The Company recognizes the tax benefits of uncertain tax positions only if it is more likely than not that a tax position taken or expected to be taken in a tax return will be sustained upon examination by the taxing authorities, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefits recognized in the Company’s consolidated financial statements from such positions are measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement. The Company recognizes interest and penalties related to uncertain tax positions in income tax recovery (expense) in the Company's consolidated statements of income.

For the year ended December 31, 2025, Teekay Corporation Ltd. and its Bermuda subsidiaries are subject to income taxation under the laws of Bermuda as Bermuda tax resident entities. However, distributions by its subsidiaries to the Company are not subject to any income taxes under the laws of Bermuda. In addition, certain subsidiaries of the Company are subject to taxation under the United Kingdom tonnage tax regime. The Company believes that it and its subsidiaries are not subject to income taxation under the laws of the Republic of the Marshall Islands, and that distributions from subsidiaries to the Company are also not subject to income taxation in the Republic of the Marshall Islands. The Company believes that it currently qualifies for the Section 883 exemption under U.S. federal income tax purposes. Please see Note 17 – Income Tax Recovery (Expense) for additional information about the Company's income taxes.

Derivative instruments
Derivative instruments

All derivative instruments are initially recorded at fair value as either assets or liabilities in the accompanying consolidated balance sheets and subsequently remeasured to fair value each period end, regardless of the purpose or intent of holding the derivative. The method of recognizing the resulting gains or losses is dependent on whether the derivative contracts are designed to hedge a specific risk and whether the contracts qualify for hedge accounting. The Company does not apply hedge accounting to its derivative instruments.

For derivative financial instruments that are not designated or that do not qualify as hedges under Financial Accounting Standards Board (or FASB) Accounting Standards Codification 815, Derivatives and Hedging, the changes in the fair value of the derivative financial instruments are recognized in earnings. Gains and losses from the Company’s non-designated derivatives are recorded in realized and unrealized gain on derivative instruments in the Company’s consolidated statements of income.

Employee pension plans
Employee pension plans

The Company has defined contribution pension plans covering a majority of its employees. Pension costs associated with the Company’s required contributions under these defined contribution plans are based on a percentage of employees’ salaries and are charged to earnings in the year incurred. The Company’s employees are generally eligible to participate in defined contribution plans. These plans allow for the employees to contribute a certain percentage of their base salaries into the plans. The Company matches all or a portion of the employees’ contributions, depending on how much each employee contributes. During the years ended December 31, 2025, 2024 and 2023, the amount of costs recognized for the Company’s defined contribution pension plans was $3.6 million, $3.4 million and $3.2 million, respectively.
During the year ended December 31, 2023, the Company disposed of its defined benefit pension plans in Australia and recognized a loss of $3.6 million in other - net in the consolidated statements of income. These defined benefit pension plans covered certain employees in Australia. The Company accrued the costs and related obligations associated with its defined benefit pension plans based on actuarial computations using the projected benefits obligation method and management’s best estimates of expected plan investment performance, salary escalation, and other relevant factors. For the purpose of calculating the expected return on plan assets, those assets were valued at fair value. The overfunded or underfunded status of the defined benefit pension plans was recognized as assets or liabilities in the consolidated balance sheets. The Company recognized as a component of other comprehensive loss, the gains or losses that arose during a period but that were not recognized as part of net periodic benefit costs.
Earnings (loss) per common share
Earnings per share
The computation of basic earnings per share is based on the weighted average number of common shares outstanding during the period. The computation of diluted earnings per share assumes the exercise of all dilutive stock options and restricted stock units using the treasury stock method. The computation of diluted loss per share does not assume such exercises.